DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF BUSINESS ACQUIRED	6 Months Ended
Jun. 30, 2025
Insurance [Abstract]
DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF BUSINESS ACQUIRED	DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF BUSINESS ACQUIRED
The following tables present a rollforward of DAC, deferred sales inducements (“DSI”) and value of business acquired (“VOBA asset”) for the periods indicated:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2025 US$ MILLIONS	Annuities	P&C	Life Insurance	Total
DAC:
Balance, beginning of period	$886	$184	$306	$1,376
Additions	511	228	45	784
Amortization	(47)	(229)	(16)	(292)
Net change	464	(1)	29	492
Balance, end of period	$1,350	$183	$335	$1,868
DSI:
Balance, beginning of period	$393	$—	$—	$393
Additions	348	—	—	348
Amortization	(19)	—	—	(19)
Net change	329	—	—	329
Balance, end of period	$722	$—	$—	$722
VOBA asset:
Balance, beginning of period	$8,838	$27	$62	$8,927
Amortization	(381)	(8)	(2)	(391)
Net change	(381)	(8)	(2)	(391)
Balance, end of period	$8,457	$19	$60	$8,536
Total DAC, DSI and VOBA asset	$10,529	$202	$395	$11,126

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2024 US$ MILLIONS	Annuities	P&C	Life Insurance	Total
DAC:
Balance, beginning of period	$1,314	$171	$217	$1,702
Additions	257	261	57	575
Derecognition(1)	(1,129)	—	—	(1,129)
Amortization	(36)	(235)	(10)	(281)
Net change	(908)	26	47	(835)
Balance, end of period	$406	$197	$264	$867
DSI:
Balance, beginning of period	$257	$—	$—	$257
Additions	96	—	—	96
Derecognition(1)	(246)	—	—	(246)
Amortization	(5)	—	—	(5)
Net change	(155)	—	—	(155)
Balance, end of period	$102	$—	$—	$102
VOBA asset:
Balance, beginning of period	$40	$168	$301	$509
Acquisition of business combination(2)	9,276	—	—	9,276
Amortization	(134)	(70)	(11)	(215)
Net change	9,142	(70)	(11)	9,061
Balance, end of period	$9,182	$98	$290	$9,570
Total DAC, DSI and VOBA asset	$9,690	$295	$554	$10,539
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(1)See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of DAC and DSI.
(2)The difference between the amount shown in the table and the value of business acquired in Note 16 represents $45 million of measurement period adjustments recorded in the third quarter of 2024. See Note 16 for the details.
The following table provides the projected VOBA asset amortization expenses for a five-year period and thereafter as of June 30, 2025:

Years	US$ MILLIONS
2025(1)	$376
2026	705
2027	645
2028	598
2029	552
Thereafter	5,660
Total amortization expense	$8,536
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(1)Expected amortization for the remainder of 2025.